Inventories (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 170,614	$ 195,519
Work in process	69,910	76,084
Finished goods	677,110	640,355
Health care supplies	197,920	185,146
Inventories	1,115,554	1,097,104
Epo Disclosures [Abstract]
EPO Inventories	34,752	33,294
Unrecorded Unconditional Purchase Obligation [Line Items]
Unrecorded Unconditional Purchase Obligation, Due within One Year	$ 206,054